FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net liabilities exposed	R$ (4,249)	R$ (5,954)
Foreign Currency Risk [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(814)	(1,067)
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(4,249)	(5,954)
Loan [Member] | Foreign Currency Risk [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(762)	(1,008)
Loan [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(3,975)	(5,623)
Suppliers (itaipu binacional) [member] | Foreign Currency Risk [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	(52)	(59)
Suppliers (itaipu binacional) [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Net liabilities exposed	R$ (274)	R$ (331)